20. Income tax and social contribution (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax And Social Contribution Details 3
At the beginning of the year	R$ (147)	R$ (778)	R$ (642)
Expense for the year – Continued operations	(126)	102	(73)
Expense for the year – Discontinued operations	164	11	(63)
Morzan arbitration (note 1.1)	0	0	50
Corporate restructuring	0	(4)	0
Cnova NV IPO cost	0	0	(46)
Special program on tax settlements - PERT - Discontinued operations - use of tax loss	(89)	0	0
Exchange rate variation	0	(10)	29
Assets held for sale and discontinued operations (see note 32)	(75)	522	0
Other	0	10	(33)
At the end of the year	R$ (273)	R$ (147)	R$ (778)